Document and Entity Information	6 Months Ended
Jun. 30, 2011
Document Information [Line Items]
Document Type	Other
Amendment Flag	false
Document Period End Date	Jun. 30, 2011
Trading Symbol	UGDM
Entity Registrant Name	UNIVERSAL GOLD MINING CORP.
Entity Central Index Key	0001375596
Entity Filer Category	Smaller Reporting Company